Related Party and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Related Party and Party-in-Interest Transactions [Line Items]
Related Party and Party-In-Interest Transactions
5. Related Party and Party-In-Interest Transactions
The
Plan
invests
in
the
common
stock
of
the
Company.
This
transaction
qualifies
as
party-in-interest
transaction; however,
it is
exempt from
the prohibited
transaction rules
under ERISA.
During
2025, the
Plan
received
common
stock
cash
dividends
of
$
65,556
from
the
Company.
Certain
administrative
functions are performed by officers
or employees of the Company.
No
such officer or employee receives
compensation from the Plan.
Administrative expenses of the Plan
are netted directly from the
participant
accounts and were $ 100,686
during the year ended
December 31, 2025.
In 2025, the Plan
paid $
162,183
of
recordkeeping
fees
to
Empower
Annuity
Insurance
Company
of
America.
Individually
nonmaterial
expenses paid
to other
parties in
interest aggregated
$
25,500
during the
year ended
December 31,
2025.
Additionally,
purchases and
sales of
the Company’s
stock by
participants were
approximately $
206,000
and $ 1,129,000 , respectively, during 2025.